CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2020
Cash on hand and balances with banks	$386.8	$562.0
Short-term deposits	144.7	648.9
	$531.5	$1,210.9

Schedule of restricted cash

	December 31,	December 31,
	2021	2020
Restricted cash(a)	$11.4	$13.7

(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnity deposits.

Schedule of accounts receivable and other assets

	December 31,	December 31,
	2021	2020
Trade receivables	$3.3	$8.1
Prepaid expenses	31.9	21.6
VAT receivable	79.5	46.6
Deposits	16.6	28.9
Other(a)	83.2	10.6
	$214.5	$115.8

(a)	Other includes $61.5 million related to initial insurance recoveries for the Tasiast mill fire. See Note 7xiii.

Schedule of inventories

	December 31,	December 31,
	2021	2020
Ore in stockpiles(a)	$250.7	$277.4
Ore on leach pads(b),(c)	589.1	498.8
In-process	111.4	108.0
Finished metal	64.0	50.3
Materials and supplies(c)	459.9	448.2
	1,475.1	1,382.7
Long-term portion of ore in stockpiles and ore on leach pads(a),(b),(c)	(323.8)	(309.8)
	$1,151.3	$1,072.9

(a)	Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7viii.
(b)	Ore on leach pads relates to the Company's Bald Mountain, Fort Knox, Round Mountain and Tasiast mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2024, Fort Knox in 2028 and Round Mountain in 2029. The last tonne of ore was placed on the Tasiast leach pads during 2020. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7viii.
(c)	During the years ended December 31, 2021 and 2020, impairment charges to inventories were recorded to reduce the carrying value of inventory to its net realizable value. See Note 8i.

Schedule of property, plant and equipment

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2021	$10,190.0	$10,136.2	$465.3	$20,791.5
Additions	501.2	416.7	46.9	964.8
Capitalized interest	25.0	19.8	3.5	48.3
Disposals	(59.6)	—	—	(59.6)
Derecognition(d)	(134.4)	(14.1)	—	(148.5)
Other	2.3	2.0	1.6	5.9
Balance at December 31, 2021	10,524.5	10,560.6	517.3	21,602.4

Accumulated depreciation, depletion, and amortization
Balance at January 1, 2021	$(6,471.3)	$(6,666.7)	$—	$(13,138.0)
Depreciation, depletion and amortization	(556.2)	(437.7)	—	(993.9)
Derecognition(d)	90.8	8.4	—	99.2
Disposals	48.8	—	—	48.8
Other	1.6	(2.4)	—	(0.8)
Balance at December 31, 2021	(6,886.3)	(7,098.4)	—	(13,984.7)

Net book value	$3,638.2	$3,462.2	$517.3	$7,617.7

Amount included above as at December 31, 2021:
Assets under construction	$399.9	$326.5	$65.2	$791.6
Assets not being depreciated(e)	$646.5	$661.0	$517.3	$1,824.8

(a)	Additions includes $10.2 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2021. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $32.2 million during the year ended December 31, 2021. The net book value of property, plant and equipment includes leased right-of use assets with an aggregate net book value of $54.2 million as at December 31, 2021.
(b)	At December 31, 2021, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa, and Lobo-Marte.
(c)	At December 31, 2021, the significant pre-development properties are the Chulbatkan license area, including the Udinsk project, and the Manh Choh project.
(d)	During the year ended December 31, 2021, the Company derecognized property, plant and equipment related to the Vantage heap leach pad at Bald Mountain. See Note 8ii.
(e)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties	Total
Cost
Balance at January 1, 2020	$9,715.0	$9,540.6	$13.4	$19,269.0
Additions	535.5	539.9	15.5	1,090.9
Acquisitions(c)	8.2	15.4	441.8	465.4
Capitalized interest	22.8	25.5	0.8	49.1
Disposals	(82.9)	—	(0.1)	(83.0)
Other	(8.6)	14.8	(6.1)	0.1
Balance at December 31, 2020	10,190.0	10,136.2	465.3	20,791.5

Accumulated depreciation, depletion, amortization and reversals of impairment charges
Balance at January 1, 2020	$(6,114.1)	$(6,814.9)	$—	$(12,929.0)
Depreciation, depletion and amortization	(589.9)	(380.3)	—	(970.2)
Reversals of impairment charges(d)	160.5	528.5	—	689.0
Disposals	73.8	—	—	73.8
Other	(1.6)	—	—	(1.6)
Balance at December 31, 2020	(6,471.3)	(6,666.7)	—	(13,138.0)

Net book value	$3,718.7	$3,469.5	$465.3	$7,653.5

Amount included above as at December 31, 2020:

Assets under construction	$540.8	$189.1	$19.1	$749.0
Assets not being depreciated(e)	$769.9	$607.0	$465.3	$1,842.2

(a)	Additions includes $38.2 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2020. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $16.1 million during the year ended December 31, 2020. The net book value of property, plant and equipment includes leased right-of use assets with an aggregate net book value of $76.2 million as at December 31, 2020.
(b)	At December 31, 2020, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa, and Lobo-Marte.
(c)	During the year ended December 31, 2020, the Company acquired the Chulbatkan license area and a 70% interest in the Manh Choh project, with both respective mineral interests classified in pre-development properties. See Note 6.
(d)	At December 31, 2020, impairment reversals of property, plant and equipment were recorded at Tasiast, Chirano, and Lobo-Marte. At June 30, 2020, an impairment reversal was recorded at Lobo-Marte, entirely related to property, plant and equipment. See Note 8ii.
(e)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Schedule of goodwill

	2021	2020
Gold price (per ounce)
Short-term	$1,700	$1,700
Long-term	$1,500	$1,500

Silver price (per ounce)
Short-term	$20	$20
Long-term	$20	$20

Oil (per barrel)
Short-term	$70 (2022)	$55
	$60 (2023, 2024)
Long-term	$55	$55

Discount rate	3.63%	3.61%

Schedule of long-term investments

	December 31, 2021		December 31, 2020
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$12.4	$0.7	$80.9	$18.2
Investments in an accumulated loss position	85.8	(49.3)	32.1	(47.0)
Net realized gains	—	2.9	—	2.9
	$98.2	$(45.7)	$113.0	$(25.9)

(a)	See the consolidated statements of comprehensive income and Note 7xi for details of changes in fair value recognized in OCI during the years ended December 31, 2021 and 2020.

Schedule of other long-term assets

	December 31,	December 31,
	2021	2020
Long-term portion of ore in stockpiles and ore on leach pads (a)	$323.8	$309.8
Deferred charges, net of amortization	7.3	6.0
Long-term receivables	110.8	124.1
Advances for the purchase of capital equipment	45.8	9.1
Restricted cash(b)	25.0	25.0
Unrealized fair value of derivative assets(c)	15.1	10.5
Other	63.1	52.7
	$590.9	$537.2

(a)	Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2021, long-term ore in stockpiles was at the Company’s Kupol, Paracatu and Tasiast mines, and long-term ore on leach pads was at the Company’s Fort Knox and Round Mountain mines.
(b)	See Note 12iii for details of the Tasiast loan and cash restricted for future loan payments as at December 31, 2021.
(c)	See Note 10 for details of the non-current portion of unrealized fair value of derivative assets.

Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2021	2020
Trade payables	$87.8	$89.1
Accrued liabilities	270.5	242.8
Employee related accrued liabilities	134.4	147.3
	$492.7	$479.2

Schedule of other current liabilities

	December 31,	December 31,
	2021	2020
Current portion of lease liabilities(a)	$19.7	$28.4
Current portion of unrealized fair value of derivative liabilities (b)	4.0	21.3
	$23.7	$49.7

(a)	See Note 13 for details of the current portion of lease liabilities.
(b)	See Note 10 for details of the current portion of unrealized fair value of derivative liabilities.

Schedule of accumulated other comprehensive income (loss)

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2019	$(26.2)	$5.8	$(20.4)
Other comprehensive income (loss) before tax	0.3	(5.7)	(5.4)
Tax	—	2.1	2.1
Balance at December 31, 2020	$(25.9)	$2.2	$(23.7)
Other comprehensive income (loss) before tax	(19.8)	33.6	13.8
Tax	—	(8.9)	(8.9)
Balance at December 31, 2021	$(45.7)	$26.9	$(18.8)

Schedule of other operating expense

	Years ended December 31,
	2021	2020
Other operating expense	$294.6	$186.5

Schedule of other income - net

	Years ended December 31,
	2021	2020
Insurance recoveries(a)	$91.1	$10.8
Net (losses) gains on dispositions of assets	(9.5)	1.2
Foreign exchange losses - net	(4.7)	(7.3)
Net non-hedge derivative (losses) gains	(1.0)	1.0
Other - net	3.3	1.7
	$79.2	$7.4

(a)	During the year ended December 31, 2021, the Company recognized $90.0 million of initial insurance recoveries related to the Tasiast mill fire, of which $28.5 million has been received as of December 31, 2021.

Schedule of finance expense

	Years ended December 31,
	2021	2020
Accretion of reclamation and remediation obligations	$(14.2)	$(23.0)
Interest expense, including accretion of debt and lease liabilities (a), (b)	(71.5)	(89.6)
	$(85.7)	$(112.6)

(a)	During the years ended December 31, 2021 and 2020, $48.3 million and $49.1 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7v.
(b)	During the years ended December 31, 2021 and 2020, accretion of lease liabilities was $3.8 million and $3.0 million, respectively.

Schedule of employee benefits expenses

	Years ended December 31,
	2021	2020
Salaries, short-term incentives, and other benefits	$710.6	$707.9
Share-based payments	19.5	30.7
Other	16.4	16.3
	$746.5	$754.9